Note 7 - Other Operating Income / (Expenses) (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Government grants/NPV of long-term fiscal incentives		R$ 853.2	R$ 735.9	R$ 761.3
Extemporaneous credits/(debits)	[1]	1,219.0	2,121.3	594.6
(Additions)/reversals of provisions		(71.4)	(70.1)	(37.7)
Gains/(losses) on disposals of property, plant and equipment, intangible assets and the operations of associates		66.1	27.2	30.7
Other operating income/(expenses), net		57.2	(134.9)	123.8
Total		R$ 2,124.1	R$ 2,679.4	R$ 1,472.7

[1]	As detailed in Note 30 – Contingencies , the Company recognized PIS and COFINS credits arising from the exclusion of ICMS from its calculation basis, in the item Other operating income/(expenses), according to the accounting policy adopted in 2020.